Business Segmental Data (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenue		$ 155,452	$ 270,126	$ 261,253
Non-current assets		489,251	737,305
Groups Operation
Disclosure of geographical areas [line items]
Non-current assets	[1]	474,809	722,043
Customers
Disclosure of geographical areas [line items]
Revenue discount component		5,558	34,467	6,816
United Arab Emirates | Groups Operation
Disclosure of geographical areas [line items]
Revenue		85,793	81,409	103,263
Non-current assets		292,109	295,685
United Arab Emirates | Customer Location
Disclosure of geographical areas [line items]
Revenue		1,329	62,527	67,993
United Kingdom | Groups Operation
Disclosure of geographical areas [line items]
Revenue		26,927	63,196	27,028
Non-current assets		25,601	32,287
United Kingdom | Customer Location
Disclosure of geographical areas [line items]
Revenue		81,465	1,180	$ 5,200
China | Customer Location
Disclosure of geographical areas [line items]
Revenue		5,240
Isle of Man | Groups Operation
Disclosure of geographical areas [line items]
Non-current assets		$ 259	$ 1,903

[1]	Non-current assets include property and equipment, right of use assets, intangibles assets (content and others) and restricted deposit by geographic area.